UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________ to ______________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

ACHV ABS Trust 2023-2PL
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:                                  0001742848
Central Index Key Number of issuing entity (if applicable):    0001742848
Central Index Key Number of underwriter (if applicable):      Not applicable

Noelle Whitehead, (844) 606-9533

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an exhibit to this Form ABS-15G.  Please see Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FREED ABS MASTER DEPOSITOR TRUST (Depositor)

By: Series B, a series of Freedom Consumer Credit Fund, LLC, as settlor of Depositor

By: Freedom Financial Asset Management, LLC, its managing member

By:  /s/ Noelle Whitehead
Name: Noelle Whitehead
Title:  Treasurer

Date:  March 20, 2023

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 13, 2023.

Exhibit 99.2	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 6, 2023.